Cover	Jul. 17, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 17, 2025
Entity Registrant Name	Main Street Capital Corporation
Entity Incorporation, State or Country Code	MD
Securities Act File Number	814-00746
Entity Tax Identification Number	41-2230745
Entity Address, Address Line One	1300 Post Oak Boulevard
Entity Address, Address Line Two	8th Floor
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	(713)
Local Phone Number	350-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	MAIN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001396440
Amendment Flag	false